Summary of Significant Accounting Policies - Schedule of Net Liabilities Eliminated (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Apr. 16, 2013
Offsetting Liabilities [Line Items]
Other current assets	$ 2,949	$ 3,958
Other long-term liabilities	(2,543)	(4,172)
Net liabilities	$ (703,100)	$ (651,383)	$ (27,792)
Eliminations [Member]
Offsetting Liabilities [Line Items]
Other current assets			89
Other non-current assets			0
Other current liabilities			(6,321)
Other long-term liabilities			(21,560)
Net liabilities			$ (27,792)